Results of operation	6 Months Ended
Jun. 30, 2026
Results of operation
Results of operation

24.Results of operation

Revenue and cost of goods sold

In the six months ended June 30, 2026, the Company generated revenue for the amount of €14.0 million (2025: €2.4 million). In the three months ended June 30, 2026, the Company generated revenue for the amount of €7.7 million (2025: €1.3 million).

The contract liability included in the consolidated balance sheet is related to revenue attributed to the additional replenishment of disposable patches which is recognized when control of the patches is transferred to the customer or patient quarterly following the patient implants and the revenue attributed to the future deliveries of the patient-related components in the United States. The current contract liability amounts to €1.0 million (2025: €0.9 million) while the non-current contract liability amounts to €0.7 million (2025: €0.7 million). The revenue recognized in the six months ended June 30, 2026 that was included in the contract liability balance at the beginning of the period amounts to €324,000 (2025: €165,000).

The sales based on country of customer for the three months ended and six months ended June 30, 2026 and 2025:

	For the three months ended June 30		For the six months ended June 30
(in EUR 000)	2026	2025	2026	2025
Sales US	5,197	—	9,451	—
Sales Germany	1,391	1,175	2,615	2,104
Sales UAE	469	—	814	32
Sales England	481	—	658	—
Sales Switzerland	24	—	357	—
Sales Netherlands	—	—	39	—
Sales Austria	37	165	37	268
Sales Spain	3	—	3	—
Sales Italy	73	—	73	—
Total sales	7,675	1,340	14,047	2,404

For the six month period ended June 30, 2026, the Company had no customers with individual sales larger than 10% of the total revenue (2025: two customers).

For the three month period ended June 30, 2026, the Company had no customers with individual sales larger than 10% of the total revenue (2025: two customers).

Cost of goods sold for the three and six months ended June 30, 2026 and 2025:

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Purchases of goods and services (*)	2,452	843	4,872	1,512
Inventory movement	639	(353)	954	(616)
Total cost of goods sold	3,091	490	5,826	896
(*)	Including purchases of raw material, direct labour allocation, indirect labour allocation, fees of subcontractors, warranty and shipping cost (direct)

Operating expenses

The tables below detail the operating expenses for the six months ended June 30, 2026 and 2025:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	18,506	(159)	18,347
Selling, general and administrative expenses	30,992	—	30,992
Other income/(expense)	(40)	11	(29)
For the six months ended June 30, 2026	49,458	(148)	49,310

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	20,602	(1,554)	19,048
Selling, general and administrative expenses	23,063	—	23,063
Other income/(expense)	(171)	56	(115)
For the six months ended June 30, 2025	43,494	(1,498)	41,996

The tables below detail the operating expenses for the three months ended June 30, 2026 and 2025:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	9,543	—	9,543
Selling, general and administrative expenses	15,618	—	15,618
Other income/(expense)	6	5	11
For the three months ended June 30, 2026	25,167	5	25,172

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	10,750	(691)	10,059
Selling, general and administrative expenses	10,672	—	10,672
Other income/(expense)	(56)	25	(31)
For the three months ended June 30, 2025	21,366	(666)	20,700

Research and Development expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Staff costs	3,050	3,700	5,775	8,280
Consulting and contractors’ fees	2,234	3,004	4,246	3,877
Q&A regulatory	91	43	99	119
Depreciation and amortization expense	1,470	418	2,746	829
Travel	352	434	737	713
Manufacturing and outsourced development	803	1,292	1,912	2,600
Clinical studies	1,049	1,396	2,073	3,250
IT	150	39	218	68
Rent	252	104	461	227
Other expenses	92	320	234	639
Capitalized costs	—	(691)	(154)	(1,554)
Total research and development expenses	9,543	10,059	18,347	19,048

Before capitalization of €154,000  for the six months ended June 30, 2026 and €1.6 million for the six months ended June 30, 2025, research and development expenses decreased by €2.1 million or 10.2%, from €20.6 million for the six months ended June 30, 2025, to €18.5 million for the six months ended June 30, 2026. The decrease is mainly due to a decrease in clinical study expenses and in R&D activities. Additionally, following FDA approval in August 2025 and the finalization of one of the clinical studies in April 2026, the amortization of the related intangible assets commenced leading to an increase in depreciation and amortization expense.

Research and development expenses decreased by €1.2 million or 11.2%, from €10.8 million before capitalization of €0.7 million for the three months ended June 30, 2025, to €9.5 million for the three months ended June 30, 2026, due to a decrease in clinical study expenses and in R&D activities.

Selling, General and Administrative expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Staff costs	8,942	6,326	17,718	13,270
Consulting and contractors’ fees	3,816	2,527	7,053	5,734
Legal fees	995	217	2,540	479
Rent	101	124	138	230
Depreciation and amortization expense	342	356	782	719
IT	413	587	812	1,045
Travel	814	410	1,577	1,168
Insurance fees	103	108	213	221
Impairment loss on trade receivables	39	—	37	—
Other	53	17	122	197
Total selling, general and administrative expenses	15,618	10,672	30,992	23,063

Selling, general and administrative expenses increased by €7.9 million or 34.4 % from €23.1 million for the six months ended June 30, 2025 to €31.0 million for the six months ended June 30, 2026, mainly due to an increase of costs to support U.S. commercialization of the Genio system following FDA approval in August 2025 and an increase in legal costs related to IP litigation. Consulting and contractor fees for the six months ended June 30, 2026, also includes a provision recognized under IAS 37 for the estimated future costs related to the replenishment of certain consumable components, reflecting a constructive obligation arising from business practices.

Selling, general and administrative expenses increased by €4.9 million or 46.3 % from €10.7 million for the three months ended June 30, 2025 to €15.6 million for the three months ended June 30, 2026, mainly due to an increase of costs to support U.S. commercialization of the Genio system following FDA approval in August 2025 and an increase in legal costs related to IP litigation.

Other operating income / ( expenses)

The Company had other operating income of €29,000 for the six months ended June 30, 2026 compared to other operating income of €115,000 for the six months ended June 30, 2025.

The Company had other operating expenses of €11,000 for the three months ended June 30, 2026 compared to other operating income of €31,000 for the three months ended June 30, 2025.

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Recoverable cash advances
Initial measurement and re-measurement	12	7	30	25
R&D incentives	(18)	49	10	110
Capitalization of R&D incentive	(5)	(25)	(11)	(56)
Other income/(expenses)	—	—	—	36
Total Other Operating Income/(Expenses)	(11)	31	29	115

The other operating income for the six month period ended June 30, 2026, contains the R&D incentive in Australia and as from 2023 the tax incentive in Belgium as well. The incentives to be received relate to development expenses incurred by the subsidiary in Australia and Belgium. For the six month period ended June 30, 2026, €11,000 (2025: €56,000) has been deducted from the expenses capitalized in relation to this R&D incentive.